Share-based compensation - Fair value of the share options as of the grant date (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2018
Share-based compensation
Weighted average fair value per option granted	$ 1.774	$ 5.213
Weighted average exercise price	$ 2.3	$ 2.47
Risk-free interest rate	4.52%	2.83%
Expected term (in year)	10 years	10 years
Expected volatility	62.00%	55.00%
Dividend yield	2.47%	0.00%